Annual Fund Operating Expenses - DWS Enhanced Commodity Strategy Fund	Oct. 01, 2021
Class A
Operating Expenses:
Management fee	0.81%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.37%
Total annual fund operating expenses	1.42%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.29%
Class T
Operating Expenses:
Management fee	0.81%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual fund operating expenses	1.37%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.29%
Class C
Operating Expenses:
Management fee	0.81%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual fund operating expenses	2.09%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	2.04%
Class R6
Operating Expenses:
Management fee	0.81%
Distribution/service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	1.02%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89%
INST Class
Operating Expenses:
Management fee	0.81%
Distribution/service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	1.09%
Fee waiver/expense reimbursement	0.20%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89%
Class S
Operating Expenses:
Management fee	0.81%
Distribution/service (12b-1) fees	none
Other expenses	0.38%
Total annual fund operating expenses	1.19%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.09%